INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(Loss) income from continuing operations before income taxes:
PRC	¥ (449,280)	¥ 189,790	¥ (3,093,763)
(Loss) income from continuing operations before income taxes and share of results of equity method investees	713,151	(614,859)	(3,941,594)
Current tax expenses:
PRC	566,618	337,629	279,646
Hong Kong SAR	363		708
Total current tax expenses	566,981	337,629	280,354
Deferred tax benefits:
PRC	(97,264)	(181,576)	(295,931)
Total deferred tax benefits	(97,264)	(181,576)	(295,931)
Total income taxes (benefits) expenses	469,717	156,053	(15,577)
Income taxes paid:
PRC	561,920
Hong Kong SAR
(Loss) income from continuing operations before income taxes:
(Loss) income from continuing operations before income taxes, Foreign	1,148,795	(778,173)	(817,453)
Others
(Loss) income from continuing operations before income taxes:
(Loss) income from continuing operations before income taxes, Foreign	¥ 13,636	¥ (26,476)	¥ (30,378)